Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Trade receivables from sales of cobalt	3,472	1,199
Refundable deposit - 777 PMPA	10,163	9,413
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,153,593	818,166
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Trade receivables from sales of cobalt	3,472	1,199
Refundable deposit - 777 PMPA	10,163	9,413
Other	2,693	1,500
Maximum exposure to credit risk related to financial assets	$ 1,211,466	$ 833,796